Significant Subsequent Events - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands			12 Months Ended
	Mar. 28, 2019 USD ($) $ / shares	Mar. 28, 2019 TWD ($) $ / shares	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of ordinary shares			$ 10,290,000
Proceeds from issue of bonds			$ 8,000,000	$ 9,000,000
Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Par value of ordinary shares | (per share)	$ 0.3	$ 10.0
Ordinary shares [member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of ordinary shares	$ 98,007	$ 3,000,000
Unsecured domestic bonds [member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity term	Five and seven year	Five and seven year
Unsecured domestic bonds [member] | Unsecured domestic bond annual interest rates of 0.9% with maturity of 5 years [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of bonds	$ 212,349	$ 6,500,000
Interest rate	0.90%	0.90%
Maturity term	5 years	5 years
Unsecured domestic bonds [member] | Unsecured domestic bond annual interest rates of 1.03% with maturity of 7 years [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of bonds	$ 114,342	$ 3,500,000
Interest rate	1.03%	1.03%
Maturity term	7 years	7 years